UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Optimize Strategy Index ETF
OPTZ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Optimize Strategy Index ETF for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.optzfund.com/optz. You can also request this information by contacting us at 1-800-617-0004.   This report describes important material changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optimize Strategy Index ETF	$35	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Optimize Strategy Index (“OPTSI”) returns for the period 4/01/2025 through 3/31/2026 were 35.91%. Optimize Strategy Index ETF’s (“OPTZ”)  return during that same period was 35.62%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund believes its focus on consistently profitable U.S. based publicly traded companies continues to be the bedrock for return. From a market cap perspective, Large Cap companies contributed 54.79% to the return during this period and on a sector breakdown Bits & Bytes contributed 68.35% to the return. Companies making moves in AI rollout into the marketplace also seemed to be a contributing factor to return.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses,   management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/22/2024)
Optimize Strategy Index ETF NAV	35.62	21.67
S&P 500 TR	17.80	16.12
Visit https://www.optzfund.com/optz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Optimize Strategy Index ETF	PAGE 1	TSR-AR-00777X538

KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$208,796,883
Net Advisory Fee	$564,532
Number of Holdings	338
Portfolio Turnover	130%
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top Holdings *	(%)
Lumentum Holdings, Inc.	1.6%
Sandisk Corp.	1.6%
Seagate Technology Holdings PLC	1.5%
TTM Technologies, Inc.	1.5%
Western Digital Corp.	1.5%
KLA Corp.	1.5%
Teradyne, Inc.	1.5%
Lam Research Corp.	1.4%
MACOM Technology Solutions Holdings, Inc.	1.4%
Fabrinet	1.4%

Top Sectors	(%)
Technology	30.3%
Consumer, Non-cyclical	20.0%
Industrial	16.6%
Consumer, Cyclical	11.3%
Financial	10.9%
Energy	4.2%
Communications	4.2%
Basic Materials	1.3%
Utilities	0.9%
Cash & Other	0.3%
*	Excludes collateral received for securities on loan.
OTHER MATERIAL CHANGES
The Advisor reduced the unitary management fee for its advisory services to the Fund from 0.50% to 0.25% effective on July 1, 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.optzfund.com/optz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sound Capital Solutions LLC documents not be householded, please contact Sound Capital Solutions LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sound Capital Solutions LLC or your financial intermediary.
Optimize Strategy Index ETF	PAGE 2	TSR-AR-00777X538

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian S. Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Cohen & Company, Ltd.
	FYE 3/31/2026	FYE 3/31/2025
(a) Audit Fees	$14,500	$14,500
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee Russell Emery, Brian Ferrie and Wan-Chong Kung.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OPTIMIZE STRATEGY INDEX ETF (OPTZ)
Annual Financial Statements
March 31, 2026

Optimize Strategy Index ETF
Schedule of Investments
March 31, 2026

	Shares	Value
COMMON STOCKS - 99.7%
Banking, Investing & Insurance - 11.9%
AerCap Holdings NV	3,500	$480,130
Allstate Corp.	2,243	465,064
Ally Financial, Inc.	12,513	490,885
American Express Co.	1,582	478,523
American Financial Group, Inc.	3,643	465,248
Ameriprise Financial, Inc.	1,024	455,066
Aon PLC - Class A	1,398	451,246
Assurant, Inc.	2,137	465,460
Bank of New York Mellon Corp.	4,134	490,416
Blackstone, Inc.	4,314	496,067
Bread Financial Holdings, Inc.	6,596	493,974
Broadridge Financial Solutions, Inc.	2,419	393,039
Capital One Financial Corp.	2,537	462,825
Cincinnati Financial Corp.	2,880	453,168
Corpay, Inc.(a)	1,515	440,850
Customers Bancorp, Inc.(a)	7,063	490,243
Dave, Inc.(a)(b)	2,191	381,431
Everest Group Ltd.	1,425	465,761
Fidelis Insurance Holdings Ltd.	25,583	488,891
Fidelity National Information Services, Inc.	9,252	434,011
First American Financial Corp.	7,047	424,864
Gold.com, Inc.	9,087	364,207
Goldman Sachs Group, Inc.	580	490,674
Hartford Insurance Group, Inc.	3,420	462,487
Heritage Insurance Holdings, Inc.(a)	17,722	465,203
Houlihan Lokey, Inc.	3,152	452,690
Jack Henry & Associates, Inc.	2,772	438,087
Kemper Corp.	14,990	458,094
M&T Bank Corp.	2,263	467,807
MarketAxess Holdings, Inc.	2,559	422,184
Mastercard, Inc. - Class A	912	455,690
Moody’s Corp.	1,009	440,176
Morgan Stanley	2,972	489,102
PennyMac Financial Services, Inc.	5,526	482,972
PennyMac Mortgage Investment Trust	40,065	467,158
PNC Financial Services Group, Inc.	2,311	480,896
Popular, Inc.	3,642	488,647
ProAssurance Corp.(a)(b)	19,365	478,703
PROG Holdings, Inc.	14,322	410,898
Prudential Financial, Inc.	4,905	479,170
Reinsurance Group of America, Inc.	2,298	469,160
RenaissanceRe Holdings Ltd.(b)	1,594	473,785
RLJ Lodging Trust	60,761	450,847
S&P Global, Inc.	1,052	447,458
Selective Insurance Group, Inc.	5,948	448,420
SouthState Bank Corp.	5,035	465,838
Texas Capital Bancshares, Inc.(a)	5,184	491,858
Tradeweb Markets, Inc. - Class A	3,823	449,814
Travelers Cos., Inc.	1,555	453,562
Trupanion, Inc.(a)	17,360	444,590
Visa, Inc. - Class A	1,501	453,662

	Shares	Value
Voya Financial, Inc.	7,035	$480,631
WEX, Inc.(a)(b)	2,850	436,164
Wintrust Financial Corp.	3,449	479,204
		24,807,000
Bits & Bytes - 42.2%(c)
Advanced Micro Devices, Inc.(a)	14,563	2,962,551
Amphenol Corp. - Class A	21,250	2,684,938
Analog Devices, Inc.	8,873	2,822,856
Apple, Inc.	10,884	2,762,250
Applied Materials, Inc.	8,629	2,949,306
Arrow Electronics, Inc.(a)	20,254	2,904,626
Canadian Solar, Inc.(a)	175,148	2,425,800
Clarivate PLC(a)	1,022,763	2,587,590
Coherent Corp.(a)	11,888	2,831,840
Fabrinet(a)	5,725	2,985,702
First Solar, Inc.(a)	14,810	2,921,421
International Business Machines Corp.	10,826	2,624,114
Keysight Technologies, Inc.(a)	10,286	2,904,458
KLA Corp.	2,084	3,068,502
Lam Research Corp.	14,058	3,003,632
Lumentum Holdings, Inc.(a)	4,806	3,377,465
MACOM Technology Solutions Holdings, Inc.(a)(b)	13,504	2,998,833
Micron Technology, Inc.	7,568	2,556,773
Microsoft Corp.	6,852	2,536,405
Motorola Solutions, Inc.	6,082	2,639,406
NCR Voyix Corp.(a)	356,989	2,259,740
NVIDIA Corp.	15,759	2,748,370
Penguin Solutions, Inc.(a)(b)	153,470	2,701,072
PTC, Inc.(a)(b)	17,222	2,453,963
Qorvo, Inc.(a)	36,094	2,793,676
Sandisk Corp.(a)	5,314	3,376,197
Seagate Technology Holdings PLC	7,943	3,111,750
TE Connectivity PLC	13,613	2,845,389
Teradyne, Inc.	10,263	3,042,569
TTM Technologies, Inc.(a)	31,877	3,105,457
Western Digital Corp.	11,426	3,090,619
		88,077,270
Building Blocks - 1.7%
Ball Corp.	3,127	184,837
Carpenter Technology Corp.	485	191,163
Celanese Corp.	4,134	271,893
CF Industries Holdings, Inc.	1,761	228,648
Commercial Metals Co.	3,127	192,092
Critical Metals Corp.(a)(b)	23,168	183,954
Dakota Gold Corp.(a)	33,423	168,786
Ecolab, Inc.	721	191,800
Martin Marietta Materials, Inc.	334	196,619
Nucor Corp.	1,208	204,273
PPG Industries, Inc.	1,910	204,141
Reliance, Inc.	672	204,234
Sherwin-Williams Co.	618	198,100
Sonoco Products Co.	3,822	206,732

The accompanying notes are an integral part of these financial statements.

1

Optimize Strategy Index ETF
Schedule of Investments
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Blocks - (Continued)
Steel Dynamics, Inc.	1,122	$201,960
Tronox Holdings PLC	31,174	304,570
Warrior Met Coal, Inc.	2,635	245,450
		3,579,252
Communication & Media Services - 3.1%
AppLovin Corp. - Class A(a)	935	372,130
Liberty Latin America Ltd. - Class C(a)	64,940	572,771
Liberty Media Corp.-Liberty Formula One - Class C(a)	6,232	529,844
Netflix, Inc.(a)	4,855	466,808
Reddit, Inc. - Class A(a)	3,746	504,399
RingCentral, Inc. - Class A	12,425	462,086
Roku, Inc.(a)	5,192	491,267
Sinclair, Inc.	33,469	433,089
Sirius XM Holdings, Inc.	23,466	541,595
Spotify Technology SA(a)	924	448,057
Take-Two Interactive Software, Inc.(a)	2,468	487,430
USA TODAY Co., Inc.(a)	82,095	578,770
Zoom Communications, Inc. - Class A(a)	6,737	541,587
		6,429,833
Consumer Elastic - 10.8%
Adient PLC(a)	30,114	608,604
Advance Auto Parts, Inc.(b)	12,732	671,613
Amazon.com, Inc.(a)	3,005	625,851
AutoNation, Inc.(a)	3,324	649,044
Boot Barn Holdings, Inc.(a)	3,597	526,457
BorgWarner, Inc.	12,370	671,196
Boyd Gaming Corp.(b)	7,997	657,193
Brinker International, Inc.(a)	4,753	678,586
Burlington Stores, Inc.(a)	2,096	681,997
Carvana Co.(a)	2,017	634,104
Covista, Inc.(a)	6,279	723,655
Dauch Corp.(a)	115,050	682,247
Deckers Outdoor Corp.(a)	6,147	615,253
Domino’s Pizza, Inc.	1,569	562,942
DoorDash, Inc. - Class A(a)	3,576	536,936
Duolingo, Inc.(a)	6,287	619,710
Five Below, Inc.(a)	2,965	677,443
Freshpet, Inc.(a)	7,710	454,582
Garmin Ltd.	2,632	610,650
Hasbro, Inc.	6,781	634,702
Installed Building Products, Inc.	2,094	555,224
Kohl’s Corp.(b)	42,383	546,741
Marriott International, Inc. - Class A	1,978	646,944
McDonald’s Corp.	1,953	606,973
MGM Resorts International(a)	18,015	666,735
Newell Brands, Inc.	151,138	518,403
Planet Fitness, Inc. - Class A(a)	8,147	605,974
Ralph Lauren Corp.	1,893	651,173
RH(a)	4,507	630,169
Tapestry, Inc.	4,445	627,234

	Shares	Value
Toll Brothers, Inc.	4,339	$592,143
Upbound Group, Inc.	32,595	588,340
Vestis Corp.	81,530	640,826
Whirlpool Corp.(b)	10,905	587,998
Wingstop, Inc.	2,796	433,296
Winnebago Industries, Inc.	17,658	547,221
Yum! Brands, Inc.	4,004	622,542
		22,590,701
Consumer Inelastic - 4.7%
Andersons, Inc.	9,842	706,459
Casey’s General Stores, Inc.	955	695,106
Costco Wholesale Corp.	636	633,730
CVS Health Corp.	8,151	585,405
Dole PLC	41,624	594,807
elf Beauty, Inc.(a)	7,704	466,939
Grocery Outlet Holding Corp.(a)(b)	96,386	679,521
Ingredion, Inc.	5,531	623,122
J M Smucker Co.	5,711	550,769
Nomad Foods Ltd.	61,908	594,936
PepsiCo, Inc.	3,983	618,520
Performance Food Group Co.(a)	7,262	622,063
Philip Morris International, Inc.	3,736	617,710
SharkNinja, Inc.(a)	5,716	605,324
Somnigroup International, Inc.	7,939	586,851
US Foods Holding Corp.(a)	7,041	649,251
		9,830,513
Nuts & Bolts - 9.9%
AAR Corp.(a)	3,237	354,322
Advanced Energy Industries, Inc.	1,172	378,216
AGCO Corp.	2,835	328,491
ASGN, Inc.(a)	8,190	317,035
Astronics Corp.(a)	4,623	308,493
Automatic Data Processing, Inc.	1,552	315,335
Avis Budget Group, Inc.(a)(b)	3,602	525,352
Blackbaud, Inc.(a)	7,294	281,621
Boeing Co.(a)	1,520	302,526
BrightView Holdings, Inc.(a)	27,615	325,581
Comfort Systems USA, Inc.	264	364,053
Construction Partners, Inc. - Class A(a)	2,974	330,471
Crane Co.	1,838	314,298
Cummins, Inc.	651	350,251
Dycom Industries, Inc.(a)	983	333,060
Eaton Corp. PLC	1,010	361,247
EMCOR Group, Inc.	497	366,940
Eve Holding, Inc.(a)	120,299	298,342
FedEx Corp.	969	345,138
Ferguson Enterprises, Inc.	1,525	355,722
Frontier Group Holdings, Inc.(a)(b)	97,037	342,541
FTAI Aviation Ltd.	1,341	328,545
GE Vernova, Inc.	445	388,441
GE Aerospace	1,086	308,174
HEICO Corp.	1,157	317,249
Herc Holdings, Inc.	2,924	291,084

The accompanying notes are an integral part of these financial statements.

2

Optimize Strategy Index ETF
Schedule of Investments
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Nuts & Bolts - (Continued)
Hertz Global Holdings, Inc.(a)(b)	85,261	$393,053
Hexcel Corp.	3,965	320,887
Hubbell, Inc.	744	365,111
HubSpot, Inc.(a)	1,184	289,014
Huntington Ingalls Industries, Inc.	818	310,758
Insight Enterprises, Inc.(a)	4,133	276,952
Intuit, Inc.	730	315,637
Jacobs Solutions, Inc.	2,567	326,728
JB Hunt Transport Services, Inc.	1,645	348,576
Johnson Controls International PLC	2,653	347,410
Kirby Corp.(a)	2,752	365,686
LCI Industries	2,708	333,030
Leidos Holdings, Inc.	1,974	306,996
Lockheed Martin Corp.	522	315,492
ManpowerGroup, Inc.	12,070	355,582
MasTec, Inc.(a)	1,214	390,592
MillerKnoll, Inc.	17,821	257,692
NANO Nuclear Energy, Inc.(a)(b)	14,922	305,603
Nordson Corp.	1,287	342,419
Northrop Grumman Corp.	464	316,559
Nova Ltd.(a)(b)	853	370,441
Paylocity Holding Corp.(a)	2,925	316,017
Phinia, Inc.	5,226	357,667
Quanex Building Products Corp.	20,246	363,821
Quanta Services, Inc.	650	356,863
Regal Rexnord Corp.	1,883	352,611
Rockwell Automation, Inc.	950	340,936
SPX Technologies, Inc.(a)	1,716	343,097
Stagwell, Inc.(a)	67,037	421,663
TD SYNNEX Corp.	2,246	378,923
TriNet Group, Inc.	9,005	328,052
Tutor Perini Corp.	4,823	372,287
Vertiv Holdings Co. - Class A	1,394	349,309
Waste Management, Inc.	1,427	327,910
Woodward, Inc.	934	334,297
		20,730,199
Oil, Gas & Others - 1.7%
CNX Resources Corp.(a)	4,370	168,464
DT Midstream, Inc.(b)	1,281	172,512
EQT Corp.	2,927	186,274
Expand Energy Corp.	1,696	186,187
HF Sinclair Corp.	3,225	201,208
IDACORP, Inc.	1,271	181,715
Marathon Petroleum Corp.	819	199,983
Nabors Industries Ltd.(a)	2,302	198,110
NextDecade Corp.(a)	32,267	247,165
Ovintiv, Inc.	3,478	206,454
Par Pacific Holdings, Inc.(a)	3,710	232,394
Phillips 66	1,092	198,941
Primoris Services Corp.	1,361	194,677
Sable Offshore Corp.(a)	12,618	208,449
Targa Resources Corp.	764	191,558

	Shares	Value
Valaris Ltd.(a)(b)	2,072	$203,139
Valero Energy Corp.	806	199,147
World Kinect Corp.(b)	7,425	171,295
		3,547,672
Pharma & Healthcare - 11.5%
Alnylam Pharmaceuticals, Inc.(a)	1,381	456,932
Amgen, Inc.	1,199	421,868
Amylyx Pharmaceuticals, Inc.(a)	32,001	444,814
ArriVent Biopharma, Inc.(a)	18,916	436,392
Axsome Therapeutics, Inc.(a)(b)	2,730	461,425
Becton Dickinson & Co.(b)	2,652	416,974
Bicara Therapeutics, Inc.(a)	23,996	477,281
Biohaven Ltd.(a)(b)	44,679	377,984
Cardinal Health, Inc.	2,035	430,016
Cigna Group	1,631	435,069
Compass Therapeutics, Inc.(a)	80,439	425,522
Corvus Pharmaceuticals, Inc.(a)	28,060	410,518
Cullinan Therapeutics, Inc.(a)	28,158	400,125
Elevance Health, Inc.	1,530	447,908
Eli Lilly & Co.	447	411,137
Enliven Therapeutics, Inc.(a)	15,055	590,156
Gilead Sciences, Inc.	3,079	429,120
Globus Medical, Inc. - Class A(a)	5,085	438,124
HCA Healthcare, Inc.	831	393,262
IDEXX Laboratories, Inc.(a)	728	409,056
Incyte Corp.(a)	4,620	434,834
Indivior Pharmaceuticals, Inc.(a)	13,734	418,612
Integer Holdings Corp.(a)	5,274	464,112
Intuitive Surgical, Inc.(a)	904	416,735
IQVIA Holdings, Inc.(a)	2,539	433,001
Kodiak Sciences, Inc.(a)	17,828	679,603
Krystal Biotech, Inc.(a)(b)	1,710	441,727
Labcorp Holdings, Inc.	1,643	438,369
Lantheus Holdings, Inc.(a)	6,108	463,292
Maximus, Inc.	5,681	364,152
MBX Biosciences, Inc.(a)	14,508	433,064
McKesson Corp.	481	416,238
MoonLake Immunotherapeutics(a)	24,419	455,170
Neurocrine Biosciences, Inc.(a)	3,459	455,689
Olema Pharmaceuticals, Inc.(a)	20,567	306,654
Omeros Corp.(a)	38,407	405,578
ORIC Pharmaceuticals, Inc.(a)	32,328	409,596
Oruka Therapeutics, Inc.(a)	13,442	659,330
Penumbra, Inc.(a)(b)	1,308	429,508
Rapport Therapeutics, Inc.(a)	14,656	458,586
Repligen Corp.(a)	3,693	435,109
ResMed, Inc.	1,753	393,513
Sana Biotechnology, Inc.(a)	140,705	405,230
Savara, Inc.(a)	84,103	459,202
Soleno Therapeutics, Inc.(a)	11,169	373,938
Solventum Corp.(a)	6,385	416,941
STERIS PLC	1,922	425,012
Stryker Corp.	1,216	399,565
Tenet Healthcare Corp.(a)	1,870	352,888

The accompanying notes are an integral part of these financial statements.

3

Optimize Strategy Index ETF
Schedule of Investments
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharma & Healthcare - (Continued)
Thermo Fisher Scientific, Inc.	883	$434,021
TransMedics Group, Inc.(a)(b)	3,419	339,883
Trevi Therapeutics, Inc.(a)	31,890	380,448
United Therapeutics Corp.(a)	927	549,693
Universal Health Services, Inc. - Class B	2,300	411,631
Vertex Pharmaceuticals, Inc.(a)	970	433,144
		23,907,751
Real Estate - 1.2%
ARMOUR Residential REIT, Inc.	6,627	110,538
BXP, Inc.	2,216	115,010
Camden Property Trust	1,101	107,524
Chimera Investment Corp.	8,642	108,457
Crown Castle, Inc.	1,297	105,459
EastGroup Properties, Inc.	624	115,496
EPR Properties	2,042	102,018
Equinix, Inc.	119	116,649
eXp World Holdings, Inc.(b)	18,082	108,311
Federal Realty Investment Trust	1,058	112,370
Jones Lang LaSalle, Inc.(a)	392	119,293
Lamar Advertising Co. - Class A	862	109,181
Millrose Properties, Inc.	3,942	110,376
PACS Group, Inc.(a)	3,423	109,947
Pebblebrook Hotel Trust	8,857	111,864
Phillips Edison & Co., Inc.	3,031	113,420
Regency Centers Corp.	1,492	112,885
SBA Communications Corp.	597	102,750
Sun Communities, Inc.	836	105,303
Uniti Group, Inc.(a)	14,275	133,900
WP Carey, Inc.	1,616	109,823
Xenia Hotels & Resorts, Inc.	7,777	115,333
		2,455,907
Water & Power - 1.0%
Ameren Corp.	1,944	213,684
Atmos Energy Corp.	1,172	216,492
Cheniere Energy, Inc.	845	239,777
DTE Energy Co.	1,445	211,288
Edison International	3,022	221,150
Eversource Energy	2,914	201,882
National Fuel Gas Co.(b)	2,334	219,303
Pinnacle West Capital Corp.	2,117	213,288
Spire, Inc.	2,351	212,859
Veralto Corp.	2,298	203,189
		2,152,912
TOTAL COMMON STOCKS (Cost $195,500,674)		208,109,010
RIGHTS - 0.0%(d)
Cash & Other - 0.0%(d)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00(a)(e)	43,819	23,224

	Shares	Value
Pharma & Healthcare - 0.0%(d)
Roche Holding AG, Expires 10/28/2026, Exercise Price $1.00(a)(e)	47,871	$16,276
TOTAL RIGHTS (Cost $0)		39,500
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(f)	9,502,643	9,502,643
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,502,643)		9,502,643
	Shares
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58%(f)	314,278	314,278
TOTAL MONEY MARKET FUNDS (Cost $314,278)		314,278
TOTAL SHORT-TERM INVESTMENTS (Cost $9,816,921)		9,816,921
TOTAL INVESTMENTS - 104.4% (Cost $205,317,595)		$217,965,431
Liabilities in Excess of Other Assets - (4.4%)		(9,168,548)
TOTAL NET ASSETS - 100.0%		$208,796,883

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $9,701,871.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $39,500 or 0.0% of net assets as of March 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

4

OPTIMIZE STRATEGY INDEX ETF
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026

ASSETS:
Investments, at value	$217,965,431
Dividends receivable	102,339
Security lending income receivable	5,165
Dividend tax reclaims receivable	310
Receivable from Advisor*	271,819
Total assets	218,345,064
LIABILITIES:
Payable upon return of securities loaned	9,502,643
Payable to Advisor	45,538
Total liabilities	9,548,181
NET ASSETS	$208,796,883
Net Assets Consists of:
Paid-in capital	$229,980,867
Total accumulated losses	(21,183,984)
Total net assets	$208,796,883
Net assets	$208,796,883
Shares issued and outstanding(a)	5,760,000
Net asset value per share	$36.25
Cost:
Investments, at cost	$205,317,595
Loaned Securities:
at value (included in investments)	$9,701,871

*	See Note 3.
(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

OPTIMIZE STRATEGY INDEX ETF
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2026

INVESTMENT INCOME:
Dividend income	$1,775,918
Less: Issuance fees	(361)
Less: Dividend withholding taxes	(10,600)
Securities lending income	98,312
Total investment income	1,863,269
EXPENSES:
Investment advisory fee	564,532
Total expenses	564,532
Net investment income	1,298,737
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments*	(27,036,254)
In-kind redemptions	62,021,328
Net realized gain	34,985,074
Net change in unrealized appreciation on:
Investments	14,843,351
Net change in unrealized appreciation	14,843,351
Net realized and unrealized gain	49,828,425
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,127,162

*	See Note 3. Includes $269,941 payment from the Advisor and Sub-Advisor for a trading error.
The accompanying notes are an integral part of these financial statements.

6

Optimize Strategy Index ETF
Statements of Changes in Net Assets

	Year Ended March 31, 2026	Period Ended March 31, 2025(a)
OPERATIONS:
Net investment income	$1,298,737	$678,887
Net realized gain	34,985,074	5,289,155
Net change in unrealized appreciation (depreciation)	14,843,351	(2,195,515)
Net increase in net assets from operations	51,127,162	3,772,527
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,160,911)	(527,479)
Total distributions to shareholders	(1,160,911)	(527,479)
CAPITAL TRANSACTIONS:
Shares sold*	203,638,784	211,053,680
Shares redeemed	(195,353,494)	(63,758,210)
ETF transaction fees	—	4,824
Net increase in net assets from capital transactions	8,285,290	147,300,294
Net increase in net assets	58,251,541	150,545,342
NET ASSETS:
Beginning of the period	150,545,342	—
End of the period	$208,796,883	$150,545,342
SHARES TRANSACTIONS
Shares sold	5,700,000	7,880,000
Shares redeemed	(5,540,000)	(2,280,000)
Total increase in shares outstanding	160,000	5,600,000

*	See Note 3.
(a)	Inception date of the Fund was April 22, 2024.
The accompanying notes are an integral part of these financial statements.

7

Optimize Strategy Index ETF
Financial Highlights

	Year Ended March 31, 2026	Period Ended March 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.88	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.13
Net realized and unrealized gain on investments(c)	9.35**	1.85
Total from investment operations	9.58	1.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.10)
Total distributions	(0.21)	(0.10)
ETF transaction fees per share	—	0.00(d)
Net asset value, end of period	$36.25	$26.88
Total return(e)	35.62%**	7.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$208,797	$150,545
Ratio of expenses to average net assets	0.30%*	0.50%(f)
Ratio of net investment income (loss) to average net assets	0.70%	0.50%(f)
Portfolio turnover rate(g)	130%	58%(e)

*	Effective July 1, 2025, the advisor reduced the unitary management fee from 0.50% to 0.25% of net assets.
**	See Note 3. Total return includes 0.18% related to the reimbursement for the trading error that occurred during the March 2026 rebalance. Excluding this payment, total return would have been 35.44%.
(a)	Inception date of the Fund was April 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2026
NOTE 1 – Organization
Optimize Strategy Index ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Sound Capital Solutions LLC (the “Advisor”) serves as the investment manager to the Fund and Optimize Financial Inc. (the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was April 22, 2024. The investment objective of the Fund is to track the total return performance, before fees and expenses, of the Optimize Strategy Index.
Shares of the Fund are listed and traded on the NASDAQ (“NASDAQ” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $500 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
NOTE 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

9

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2026:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$208,109,010	$—	$—	$208,109,010
Rights	—	—	39,500(b)	39,500
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	9,502,643
Money Market Funds	314,278	—	—	314,278
Total Investments	$208,423,288	$—	$39,500	$217,965,431

Refer to the Schedule of Investments for further detail of investment classifications.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,502,643 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(b)	The Advisor values the contingent right position using an imputed value based on final market price of the original stock holding less the cash received for the company’s acquisition.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2025	$0
Receipt from Corporate Action	39,500
Ending balance as of March 31, 2026	$39,500
Change in unrealized appreciation/depreciation still held as of March 31, 2026	$39,500

10

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
The following is a summary of quantitative information about Level 3 valued measurements:

	Value at March 31, 2026	Valuation Technique(s)
Rights	$39,500	Acquisition Value

(B)
Securities Transactions, Investment Income and Expenses – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(C)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the year ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund holds interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.
(E)
Foreign Taxes – The Fund may be subject to foreign withholding taxes on investment income and realized gains in certain jurisdictions. A portion of these taxes may be reclaimable from foreign tax authorities based on applicable tax treaties or local regulations.

Withholding taxes that are expected to be reclaimable are recorded as a receivable and included in dividend tax reclaims receivable in the Statement of Assets and Liabilities.
The Fund records such receivables based on management’s estimate of recoverable amounts, taking into consideration known tax regulations, historical recovery experience, and other relevant information.
(F)
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the executive team of Sub-Advisor, comprised of the Chief Executive Officer and Executive Vice Presidents, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

11

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. The Advisor reduced the unitary management fee for its advisory services from 0.50% to 0.25% effective on July 1, 2025. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.
A trade error occurred during the March 2026 portfolio rebalance that caused the Fund to underperform the Optimize Strategy Index. Analysis performed after the error was corrected indicated the Fund had incurred a loss of $269,941 as a result of incorrect portfolio positioning. The Advisor and Sub-Advisor agreed to reimburse the Fund for the loss, as well as $1,878 from creation activity executed at an understated NAV subsequent to the error. Any amounts within the financial statements impacted by these payments are footnoted.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund.  The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. The implementation of any such payments would have to be approved by the Board prior to implementation. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, these fees will increase the cost of your investment and may cost you more over time than certain other types of sales charges.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the year ended March 31, 2026, were as follows:

Purchases	$240,080,902
Sales	$295,718,437

Purchases and sales of in-kind transactions associated with creations and redemptions during the year ended March 31, 2026, were as follows:

Purchases In-Kind	$193,787,653
Sales In-Kind	$195,528,462

12

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
NOTE 5 – FEDERAL INCOME TAX INFORMATION
At March 31, 2026, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

Tax cost of Investments	$208,692,525
Unrealized Appreciation	17,777,027
Unrealized Depreciation	(8,504,121)
Net Unrealized Depreciation on Investments	9,272,906
Undistributed Ordinary Income	410,583
Other Accumulated Losses	(30,867,473)
Total Accumulated Losses	$(21,183,984)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and unreversed inclusions from Passive Foreign Investment Companies.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The permanent differences primarily relate to redemptions in-kind. For the period ended March 31, 2025, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

Accumulated Losses	Paid In Capital
$(62,012,824)	$62,012,824

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2026 was as follows:

	Year Ended March 31,
	2025	2026
Distributions Paid From:
Ordinary Income	$527,479	$1,160,911
Total Distributions Paid	$527,479	$1,160,911

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund had no late-year ordinary losses or post-October losses as of March 31, 2026.
At March 31, 2026, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(26,270,331)	$(4,597,142)	$(30,867,473)

13

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 7 – Securities Lending
The Fund may lend securities in its portfolio to approved brokers, dealers and financial institutions under terms of participation in a securities lending program, which is administered by U.S. Bank N.A. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 102% of the then current market value of any other loaned securities. The custodian marks loaned securities and collateral to market daily. Each borrower is required, if necessary, to deliver additional collateral to ensure the value will equal at least 100% of the market value of the loaned securities.
The cash collateral is invested by the U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. Additionally, the Fund is subject to the risk of loss from investments that it makes with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Fund, if any, is reflected in the Schedule of Investments and is included in the Statement of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Fund is included on the Statement of Assets and Liabilities as “Payable upon return of securities loaned.” The borrower of any securities will pay the Fund any accrued income while the securities are on loan. The cash collateral received is invested in Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”) which is redeemable upon demand. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to U.S. Bank N.A. for administering the securities lending program. The fees and interest income, net of any fees, earned through the securities lending program are reflected as “Securities lending income” in the Statement of Operations.
Management has elected not to offset the value of securities on loan and collateral received. As of March 31, 2026, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities Loaned	Fund Collateral Received*
$9,701,871	$9,502,643

*	The cash collateral received was invested in the Mount Vernon, with an overnight and continuous maturity, as shown on the Statement of Assets and Liabilities.
Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Equity Securities Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

14

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors.
Indexing Investment Risk. The Fund is not actively managed, does not attempt to outperform the Index, and will generally not take defensive positions under any market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
Industry Concentration/Sector Risk. The Fund’s investments may be concentrated in an industry or group of industries or focused in a particular sector to the extent the Index is so invested. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, group of industries, or sectors. As of March 31, 2026, the Index is significantly focused in the Bits & Bytes Sector and, therefore, the performance of the Fund could be negatively impacted by events affecting that sector.
Note 9 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to March 31, 2026, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

15

Optimize Strategy Index ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Optimize Strategy Index ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Optimize Strategy Index ETF, a series of Advisor Managed Portfolios (the “Fund”) as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period April 22, 2024 (commencement of operations) through March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in net assets and the financial highlights for the year then ended and for the period April 22, 2024 (commencement of operations) through March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 29, 2026

16

Optimize Strategy Index ETF
Additional Information
March 31, 2026 (Unaudited)
Tax Information
For the fiscal period ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended March 31, 2026 was 100%.
Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement
At a meeting held on December 3-4, 2025, the Board of Trustees (the “Board” or “Trustees’) of Advisor Managed Portfolios (the “Trust”), which was composed entirely of Trustees who were not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the following agreements (collectively, the “Agreements”):
•	the Investment Advisory Agreement between Sound Capital Solutions LLC (the “Advisor”) and the Trust, on behalf of Optimize Strategy Index ETF (the “Fund”); and
•	the Investment Sub-Advisory Agreement between the Advisor and Optimize Financial Inc. (the “Sub-Advisor”) with respect to the Fund.
In advance of the meeting, the Board received, reviewed, and discussed substantial information regarding the Fund, the Advisor, and Sub-Advisor, and the services provided by the Advisor and Sub-Advisor to the Fund under the Agreements including information about the portfolio managers, the resources of the Advisor and the Sub-Advisor, and the Fund’s performance and advisory and sub-advisory fees. The Trustees considered the review of the Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor and the Sub-Advisor. The information prepared specifically for the annual review of the Agreements supplemented the information provided to the Trustees throughout the year related to the Advisor, the Sub-Advisor, and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor and the Sub-Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees were advised by independent legal counsel during the review process and met in executive sessions with such counsel without representatives from the Advisor or Sub-Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to their review of the Agreements.
In considering the Agreements, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor and Sub-Advisor, the Trustees considered the Advisor’s and Sub-Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel who are involved in the day-to-day activities of the Fund. As part of these considerations the Board noted the passive strategy of the Fund. The Board considered the Advisor’s oversight responsibilities as they relate to the Sub-Advisor, both in terms of investment and compliance monitoring, and the other services provided to the Fund by the Advisor. The Board also considered the Advisor’s and Sub-Advisor’s resources and compliance structure, including information regarding their respective compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s and Sub-Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor and Sub-Advisor to discuss the Fund’s performance, their investment outlook, various marketing and compliance topics, and their risk management process. The Board concluded that the Advisor and Sub-Advisor each had sufficient quality and

17

Optimize Strategy Index ETF
Additional Information
March 31, 2026 (Unaudited)(Continued)
depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Agreements, as applicable, and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.
•
In assessing the quality of the portfolio management, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark index. The Board considered that the Fund outperformed the S&P 500 Index for the one-year period ended June 30, 2025. The Board also considered that the Fund outperformed its peer groups’ averages for the one-year period ended September 30, 2025. The Board noted that there is no performance to consider for the three-, five-, and ten-year periods.

•
The Trustees reviewed the cost of the Advisor’s and Sub-Advisor’s services, and the structure and level of the Fund’s advisory fee as a unitary fee, including a comparison to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided as of September 30, 2025 by an independent consulting firm. The Board noted that the Fund's advisory fee had been contractually reduced effective July 1, 2025. The Trustees noted that the recently reduced advisory fee was slightly above the focused peer group average and was in the second quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s recently reduced total net expense ratio was the same as the focused peer group average and lower than the larger peer group average and was in the second quartile of the focused peer group out of four quartiles (a lower quartile number indicates higher expenses). The Board considered that the Advisor was responsible for paying the Sub-Advisor out of the unitary fee and that the sub-advisory fee reflected an arm’s-length negotiation between the Advisor and Sub-Advisor based on the nature of services provided. After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

•
The Trustees considered the profitability of the Advisor and Sub-Advisor from managing the Fund. In assessing the Advisor’s and Sub-Advisor’s profitability, the Trustees reviewed the Advisor’s and Sub-Advisor’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Advisor and Sub-Advisor from managing the Fund. The Trustees considered the additional economic benefit that accrues to the Sub-Advisor with respect to those shareholders that utilize separate investment services from the Sub-Advisor. The Trustees concluded that each of the Advisor’s and Sub-Advisor’s profit, if any, from managing the Fund was not excessive and, after a review of the relevant financial information, the Advisor and Sub-Advisor each appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

•
The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to the Fund would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/4/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	6/4/2026